Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Apr. 10, 2024 USD ($) shares $ / shares	Jan. 12, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We generally grant annual equity-based awards to our executive officers in the first quarter of each calendar year during the performance review cycle, although the exact timing of the awards may change from year to year. The Compensation Committee or the Board of Directors may also grant equity awards, including stock options, at different times of the year to new hires and in connection with promotions or other job changes. Neither the Compensation Committee nor the Board of Directors grants equity awards in anticipation of the release of material non-public information and we have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
The following table contains information required by Item 402(x)(2) of Regulation S-K about stock options granted to our named executive officers in 2024 during the period beginning four business days before and ending one business day after (1) the filing of our current report on Form 8-K on January 11, 2024 announcing our stock option exchange program, and (2) the filing of our current report on Form 8-K on April 10, 2024 announcing the appointment of David Topper as our Chief Financial Officer. The below stock options were the annual equity-based awards granted to our executive officers on January 12, 2024 and new hire stock options granted to Mr. Topper on April 10, 2024.

Named Executive Officer	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Share)	Grant Date Fair Value of the Award ($)(1)
Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

Todd Franklin Watanabe	1/12/2024	410,000	3.64	1,053,227	(12.1)%
Patrick Burnett, M.D., Ph.D.	1/12/2024	276,000	3.64	709,001	(12.1)%
L. Todd Edwards	1/12/2024	176,000	3.64	452,117	(12.1)%
Masaru Matsuda, J.D.	1/12/2024	176,000	3.64	452,117	(12.1)%
David Topper	4/10/2024	310,000	12.34	2,772,155	(4.9)%
	(1)Amounts represent grant date fair values of the Stock Options computed in accordance with ASC Topic 718. The aggregate grant date fair value for the Stock Options was based on the Black-Scholes option valuation methodology. For additional information, refer to Note 10 of the audited financial statements included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2024 for the assumptions used in calculating these amounts.
Award Timing Method
We generally grant annual equity-based awards to our executive officers in the first quarter of each calendar year during the performance review cycle, although the exact timing of the awards may change from year to year. The Compensation Committee or the Board of Directors may also grant equity awards, including stock options, at different times of the year to new hires and in connection with promotions or other job changes. Neither the Compensation Committee nor the Board of Directors grants equity awards in anticipation of the release of material non-public information and we have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
We generally grant annual equity-based awards to our executive officers in the first quarter of each calendar year during the performance review cycle, although the exact timing of the awards may change from year to year. The Compensation Committee or the Board of Directors may also grant equity awards, including stock options, at different times of the year to new hires and in connection with promotions or other job changes. Neither the Compensation Committee nor the Board of Directors grants equity awards in anticipation of the release of material non-public information and we have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Named Executive Officer	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Share)	Grant Date Fair Value of the Award ($)(1)
Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

Todd Franklin Watanabe	1/12/2024	410,000	3.64	1,053,227	(12.1)%
Patrick Burnett, M.D., Ph.D.	1/12/2024	276,000	3.64	709,001	(12.1)%
L. Todd Edwards	1/12/2024	176,000	3.64	452,117	(12.1)%
Masaru Matsuda, J.D.	1/12/2024	176,000	3.64	452,117	(12.1)%
David Topper	4/10/2024	310,000	12.34	2,772,155	(4.9)%
	(1)Amounts represent grant date fair values of the Stock Options computed in accordance with ASC Topic 718. The aggregate grant date fair value for the Stock Options was based on the Black-Scholes option valuation methodology. For additional information, refer to Note 10 of the audited financial statements included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2024 for the assumptions used in calculating these amounts.
Watanabe [Member]
Awards Close in Time to MNPI Disclosures
Name			Todd Franklin Watanabe
Underlying Securities | shares			410,000
Exercise Price | $ / shares			$ 3.64
Fair Value as of Grant Date | $			$ 1,053,227
Underlying Security Market Price Change			(0.121)
Burnett [Member]
Awards Close in Time to MNPI Disclosures
Name			Patrick Burnett, M.D., Ph.D.
Underlying Securities | shares			276,000
Exercise Price | $ / shares			$ 3.64
Fair Value as of Grant Date | $			$ 709,001
Underlying Security Market Price Change			(0.121)
Edwards [Member]
Awards Close in Time to MNPI Disclosures
Name			L. Todd Edwards
Underlying Securities | shares			176,000
Exercise Price | $ / shares			$ 3.64
Fair Value as of Grant Date | $			$ 452,117
Underlying Security Market Price Change			(0.121)
Matsuda [Member]
Awards Close in Time to MNPI Disclosures
Name			Masaru Matsuda, J.D.
Underlying Securities | shares			176,000
Exercise Price | $ / shares			$ 3.64
Fair Value as of Grant Date | $			$ 452,117
Underlying Security Market Price Change			(0.121)
Topper [Member]
Awards Close in Time to MNPI Disclosures
Name		David Topper
Underlying Securities | shares		310,000
Exercise Price | $ / shares		$ 12.34
Fair Value as of Grant Date | $		$ 2,772,155
Underlying Security Market Price Change		(0.049)